PROPERTY, PLANT AND EQUIPMENT - Right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	$ 49,566	$ 49,628
Depreciation expense	10,438	9,899
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	34,586	32,795
Depreciation expense	6,316	5,923
Manufacturing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	14,264	15,916
Depreciation expense	3,270	3,230
Furniture, office equipment and other
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	716	917
Depreciation expense	$ 852	$ 746